Transactions with Related Parties - Balance Sheet (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Assets
Due from related parties	$ 231	$ 922
Liabilities
Due to related parties	229	356
Oceanbulk Maritime S.A. and its affiliates (d)
Assets
Due from related parties	107	922
Liabilities
Due to related parties	0	26
Sydelle Marine Limited (h)
Assets
Due from related parties	44	0
Starocean Manning Philippines Inc. (i)
Assets
Due from related parties	80	0
Management and Directors Fees (b)
Liabilities
Due to related parties	229	323
Managed Vessels of Oceanbulk Shipping LLC
Liabilities
Due to related parties	$ 0	$ 7